Net other non-operating income - Summary of other non-operating income and other non-operating expense (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gain on disposals of assets
Gain on disposals of property and equipment	[1]	₩ 67,411	₩ 1,836	₩ 64,427
Gain on disposals of investment property	[1]	29,305	108	20,701
Gain on disposals of assets held for sale	[2]	448,770	16,976	1,147
Gain on disposals of lease assets		36	247	2,712
Gain on disposals of right-of-use assets		4,131	2,986	3,415
Gain on disposals of others		0	0	24
Gain on disposals of assets		549,653	22,153	92,426
Miscellaneous other non-operating income
Rental income on investment property		33,366	35,887	23,890
Reversal of impairment losses on intangible asset		396	372	119
Gain from assets contributed		4	20	4
Others		75,504	64,272	66,268
Miscellaneous other non-operating income		121,619	100,551	90,281
Other non-operating income		686,161	162,297	194,032
Gain from bargain purchase		12,349	0	0
Investments in associates
Gain on disposal		8,965	39,593	11,325
Reversal of impairment loss		5,924	0	0
Investments in associates		14,889	39,593	11,325
Loss on disposals of assets
Loss on disposals of property and equipment	[1]	(2,546)	(2,027)	(5,884)
Loss on disposals of investment property		0	(2,111)	0
Loss on disposals of lease assets		(9)	0	(5,538)
Loss on disposals of right-of-use assets		(737)	(2,920)	(1,195)
Loss on disposals of others		(183)	(1,186)	(64)
Loss on disposals of assets		(3,475)	(8,244)	(12,681)
Loss from investments in associates
Loss on disposal		(19,045)	(11,002)	(5,754)
Impairment loss		(7,529)	(10,719)	(9,407)
Loss from investments in associates		(26,574)	(21,721)	(15,161)
Miscellaneous other non-operating expense
Donations		(67,558)	(64,098)	(86,608)
Depreciation of investment properties		(18,115)	(21,616)	(20,165)
Impairment loss on property and equipment		0	(7,594)	0
Impairment loss on intangible assets		(3,158)	(34,916)	(41,429)
Write-off of intangible assets		(1,822)	(1,346)	(474)
Expenses on collection of special bonds		(10,259)	(11,275)	(7,978)
Others	[3]	(215,725)	(518,519)	(344,934)
Miscellaneous other non-operating expense		(316,637)	(659,364)	(501,588)
Other Non Operating Expenses One		(346,686)	(689,329)	(529,430)
Net other non operating gain (loss)		₩ 339,475	₩ (527,032)	₩ (335,398)

[1]	Gain and loss on disposal of sale-and-leaseback are included in gain and loss on disposal of property, plant, and equipment and gain on disposal of investment property, respectively. Gain on disposal of sale-and-leaseback for the year ended December 31, 2020 is W 9,761 million.
[2]	Gain and loss on disposal of sale-and-leaseback are included in gain and loss on disposal of property and equipment, gain and loss on disposal of investment property and gain on assets held for sale, respectively. Gain on disposal of sale-and-leaseback for the years ended December 31, 2021 and 2022 are W 9,761 million and W 443,780 million, respectively.
[3]	It includes W 284,176 million, W 466,775 million and W 168,020 million, respectively, for the years ended December 31, 2020, 2021 and 2022 of estimated claim for damages that are highly probable to be paid in case of customer losses expected due to redemption delays of Lime CI funds, etc.